Supplementary Balance Sheet Information - Schedule of Accrued Compensation (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Vacation	$ 652,000	$ 804,000
Employee benefits	182,000	724,000
401K payable	297,000	215,000
Salaries and Wages	269,000	113,000
Statutory liabilities Current	148	0
Other	65,000	82,000
Total accrued compensation	$ 1,613,000	$ 1,938,000